Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2022
Organization and principal activities
Schedule of consolidated assets and liabilities information and consolidated operating results and cash flows information of the Group's VIE and VIE's subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2021 and June 30, 2022, and consolidated operating results and cash flows information for the periods ended June 30, 2021 and 2022, have been included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Cash and cash equivalents	227,742	129,124
Restricted cash	24,131	34,709
Short-term investments	6,150	4,150
Accounts receivable, net	879,103	673,918
Amount due from related parties*	627,140	745,983
Prepayments and other current assets, net	206,689	166,611
Inventory	—	10,969
Total current assets	1,970,955	1,765,464
Property, equipment and software, net	14,562	4,843
Equity method investments, net	256,062	205,282
Long-term equity investment, net	14,000	14,000
Total non-current assets	284,624	224,125
Total assets	2,255,579	1,989,589
Short-term bank borrowings	134,780	84,780
Accounts payable	1,154,572	892,948
Customers’ refundable fees	30,997	40,430
Current installments of long-term loans from a related party**	234,000	284,000
Amounts due to related parties*	207,400	326,247
Accrued expenses and other payables	171,725	123,638
Income tax payables	813	553
Total current liabilities	1,934,287	1,752,596
Non-current liabilities
Income tax payables	27,171	27,429
Long-term loans from a related party excluding current installments**	1,128,000	1,068,000
Total non-current liabilities	1,155,171	1,095,429
Total liabilities	3,089,458	2,848,025

*     Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

**   Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rate of 0.2-0.5% (2021: 0.2-0.5%) from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Six Months Ended June 30,
	2021	2022
	RMB	RMB
Total revenue	667,836	142,071
Net loss	(175,080)	(27,433)
Net cash used in operating activities	(336,244)	(19,483)
Net cash provided by (used in) investing activities	17,163	(10,048)
Net cash provided by (used in) financing activities	202,314	(58,509)
Net decrease in cash, cash equivalents and restricted cash	(116,767)	(88,040)
Cash, cash equivalents and restricted cash at the beginning of the period	483,123	251,873
Cash, cash equivalents and restricted cash at the end of the period	366,356	163,833